Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Secured notes	$5,666	$33,516
Deferred financing costs	—	(384)
Total	$5,666	$33,132
Debt – current portion	5,666	21,191
Long-term debt – less current portion	$—	$11,941

Schedule of Maturities of Long-Term Debt

The future minimum aggregate payments for the above borrowings are equal to the expected payments made following the Exchange, beginning are as follows as of December 31, 2024:

(In thousands)
2025	$5,993
2026	—
$5,993